American Century Quantitative Equity Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

DISCIPLINED GROWTH FUND * EQUITY GROWTH FUND * GLOBAL GOLD FUND
INCOME & GROWTH FUND * INTERNATIONAL CORE EQUITY FUND * LONG-SHORT EQUITY FUND
NT EQUITY GROWTH FUND * NT SMALL COMPANY FUND * SMALL COMPANY FUND * UTILITIES FUND

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Supplement dated December 3, 2007 * Statement of Additional Information dated September 28, 2007

On December 3, 2007, Utilities Advisor Class shareholders will receive Investor
Class shares in exchange for their Advisor Class shares. Accordingly, Advisor
Class shares of Utilities will no longer be offered.

THE FOLLOWING REPLACES THE UTILITIES SECTION OF THE TABLE ON PAGE 3:

FUND                              TICKER SYMBOL                  INCEPTION DATE
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Utilities
  Investor Class                  BULIX                          03/01/1993
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American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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